UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21712

CLOUGH GLOBAL EQUITY FUND

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Erin Douglas

Clough Global Equity Fund

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: March 31

Date of reporting period: June 30, 2010

Item 1 – Schedule of Investments.

Clough Global Equity Fund

STATEMENT OF INVESTMENTS

June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS 101.06%
Basic Materials 0.97%
Anglo American PLC - ADR(a)	13,236	$228,056
Anglo Platinum, Ltd.(a)	10,044	954,016
Cabot Corp.	14,900	359,239
Gerdau S.A. - ADR	41,958	553,007
JSR Corp.	23,000	391,766

		2,486,084

Communications 6.87%
Centron Telecom International Holdings, Ltd.	437,800	115,256
China Telecom Corp., Ltd.	1,180,000	569,778
Chunghwa Telecom Co., Ltd. - ADR	74,490	1,466,708
Cisco Systems, Inc.(a)(b)	230,600	4,914,086
Google, Inc. - Class A(a)	4,200	1,868,790
NET Servicos de Comunicacao S.A. - ADR(a)	107,803	1,012,270
News Corp.	56,200	672,152
NII Holdings, Inc.(a)	39,448	1,282,849
QUALCOMM, Inc.	58,200	1,911,288
Time Warner, Inc.	21,350	617,229
Verizon Communications, Inc.(b)	72,700	2,037,054
The Walt Disney Co.	38,600	1,215,900

		17,683,360

Consumer Cyclical 14.93%
361 Degrees International, Ltd.	52,600	37,828
American Axle & Manufacturing Holdings, Inc.(a)	157,200	1,152,276
AMR Corp.(a)	198,100	1,343,118
Anta Sports Products, Ltd.	640,200	1,165,809
Bosideng International Holdings, Ltd.	1,320,000	357,678
China Dongxiang Group Co.	2,780,000	1,874,302
China Lilang, Ltd.	1,469,700	1,657,138
Chow Sang Sang Holdings International, Ltd.	236,000	402,481
Cooper Tire & Rubber Co.	43,937	856,771
Federal-Mogul Corp.(a)	3,776	49,163
Ford Motor Co.(a)(b)	177,895	1,793,182
Gafisa S.A. - ADR(b)	42,600	515,886
Gol Linhas Aereas Inteligentes S.A. - ADR(b)	207,031	2,509,216
GOME Electrical Appliances Holdings, Ltd.(a)	285,500	87,261
The Goodyear Tire & Rubber Co.(a)(b)	338,217	3,361,877
Hengdeli Holdings, Ltd.	1,185,100	515,929
Hyatt Hotels Corp.(a)	17,100	634,239
Intercontinental Hotels Group PLC	18,451	293,044
Intime Department Store Group Co., Ltd.	678,900	684,401
Little Sheep Group, Ltd.(c)	99,000	59,500
Man Wah Holdings, Ltd.(a)	1,625,200	1,586,192
Maoye International Holdings, Ltd.	1,696,700	614,454
New World Department Store China, Ltd.	626,900	571,600
NVC Lighting Holdings, Ltd.(a)	402,000	118,738
PCD Stores, Ltd.(a)(c)	829,400	260,955
Ports Design, Ltd.	110,400	283,553
Regal Hotels International Holdings, Ltd.	466,050	183,741
Starwood Hotels & Resorts Worldwide, Inc.	49,600	2,054,928
Tam S.A. - ADR	48,729	679,770
Tenneco, Inc.(a)(b)	231,338	4,871,978

TRW Automotive Holdings Corp.(a)	51,900	1,430,883
UAL Corp.(a)(b)	181,265	3,726,808
US Airways Group, Inc.(a)	247,635	2,132,137
XTEP International Holdings, Ltd.	644,700	534,842

		38,401,678

Consumer Non-cyclical 3.27%
Aegean Marine Petroleum Network, Inc.	96,400	1,926,072
BaWang International Group Holding, Ltd.	111,000	79,399
BioMarin Pharmaceutical, Inc.(a)	8,327	157,880
China Agri-Industries Holdings, Ltd.	328,800	383,401
China Foods, Ltd.	146,000	85,872
Gilead Sciences, Inc.(a)	16,500	565,620
Hypermarcas S.A.(a)	31,800	407,850
Kraft Foods, Inc.	61,700	1,727,600
Localiza Rent a Car S.A.	93,500	1,075,897
Mills Estruturas e Servicos de Engenharia S.A.(a)	142,668	1,082,064
Molecular Insight Pharmaceuticals, Inc.(a)(b)	73,947	122,013
Santos Brasil Participacoes S.A.	97,400	809,418

		8,423,086

Energy 15.80%
Coal 1.29%
Alpha Natural Resources, Inc.(a)(b)	34,075	1,154,120
Arch Coal, Inc.	12,200	241,682
Consol Energy, Inc.	11,900	401,744
Patriot Coal Corp.(a)	13,488	158,484
Peabody Energy Corp.	11,600	453,908
Walter Energy, Inc.	14,900	906,665

		3,316,603

Oil & Gas Producers 10.41%
Cabot Oil & Gas Corp.	16,900	529,308
Canadian Natural Resources, Ltd.	76,400	2,538,772
Devon Energy Corp.	14,000	852,880
Encana Corp.	7,561	229,401
EOG Resources, Inc.	23,800	2,341,206
Exxon Mobil Corp.(b)	13,000	741,910
Forest Oil Corp.(a)	3,800	103,968
InterOil Corp.(a)(b)	69,928	3,105,502
Newfield Exploration Co.(a)	35,900	1,754,074
Noble Energy, Inc.(b)	14,021	845,887
Occidental Petroleum Corp.(b)	61,000	4,706,150
OGX Petroleo e Gas Participacoes S.A.(a)	362,400	3,367,007
Petrohawk Energy Corp.(a)	54,100	918,077
Petroleo Brasileiro S.A. - Sponsored ADR	4,381	130,554
Rosetta Resources, Inc.(a)	67,800	1,343,118
Suncor Energy, Inc.(b)	89,793	2,643,506
Swift Energy Co.(a)	23,400	629,694

		26,781,014

Oil & Gas Services 4.10%
Calfrac Well Services, Ltd.	31,200	572,974
Cameron International Corp.(a)	58,700	1,908,924
Helmerich & Payne, Inc.(b)	67,200	2,454,144
Nabors Industries, Ltd.(a)	100,316	1,767,568
National Oilwell Varco, Inc.	66,399	2,195,815
Superior Well Services, Inc.(a)(b)	67,296	1,125,189
Trican Well Service, Ltd.	39,800	509,581

		10,534,195

TOTAL ENERGY		40,631,812

Financial 31.91%
Banks 5.84%
Banco Bradesco S.A. - ADR	48,190	764,293
Banco Santander Brasil S.A. - ADR	93,300	963,789
Bank of China, Ltd.	6,440,000	3,283,309
Bank of Communications Co., Ltd.	408,000	434,360
BOC Hong Kong Holdings, Ltd.	1,124,000	2,578,002
China Construction Bank Corp.	2,475,000	2,015,115
Itau Unibanco Holding S.A. - ADR	108,369	1,951,726
Lloyds Banking Group PLC(a)	622,700	499,611
Mizuho Financial Group, Inc.	565,600	940,374
New York Community Bancorp, Inc.	35,400	540,558
Popular, Inc.(a)	41,764	111,928
Regions Financial Corp.	142,400	936,992

		15,020,057

Diversified Financial Services 4.43%
Bank of America Corp.(b)	411,300	5,910,381
CIT Group, Inc.(a)	23,800	805,868
Citigroup, Inc.(a)	210,200	790,352
Knight Capital Group, Inc.(a)	179,288	2,472,382
The PMI Group, Inc.(a)(b)	78,257	226,163
Radian Group, Inc.	163,700	1,185,188

		11,390,334

Insurance 4.92%
Arch Capital Group, Ltd.(a)	7,900	588,550
China Pacific Insurance Group Co., Ltd.(c)	160,000	640,050
Genworth Financial, Inc.(a)	132,688	1,734,232
Hartford Financial Services Group, Inc.	84,700	1,874,411
Lincoln National Corp.(b)	153,852	3,737,065
Maiden Holdings, Ltd.(c)	40,100	263,457
MBIA, Inc.(a)	143,340	804,138
MGIC Investment Corp.(a)(b)	185,070	1,275,132
Torchmark Corp.	35,071	1,736,365

		12,653,400

Investment Companies 5.07%
Apollo Investment Corp.(b)	393,026	3,666,932
Ares Capital Corp.(b)	251,582	3,152,322
BlackRock Kelso Capital Corp.	177,200	1,748,964
Golub Capital BDC, Inc.	45,400	654,668
Indochina Capital Vietnam Holdings, Ltd.(a)(d)	36,679	134,979
PennantPark Investment Corp.(b)	303,083	2,894,443
Solar Capital, Ltd.	40,727	784,402

		13,036,710

Real Estate 1.37%
China South City Holdings, Ltd.(a)(c)	1,936,000	293,375
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	51,500	560,366
Inpar S.A.(a)	239,900	364,169
Mingfa Group International Co., Ltd.(c)	954,100	272,008
PDG Realty S.A. Empreendimentos e Participacoes	193,100	1,617,547
Wharf Holdings, Ltd.	86,000	421,336

		3,528,801

REITS 10.28%
Annaly Capital Management, Inc.	478,700	8,209,705
Anworth Mortgage Asset Corp.	267,142	1,902,051

Apollo Commercial Real Estate Finance, Inc.	82,300	1,354,658
Capstead Mortgage Corp.	131,578	1,455,253
Chimera Investment Corp.	235,563	850,382
Hatteras Financial Corp.(b)	161,000	4,479,020
Hatteras Financial Corp.(c)	86,400	2,403,648
Host Hotels & Resorts, Inc.	174,103	2,346,909
Invesco Mortgage Capital, Inc.	73,700	1,474,737
MFA Financial, Inc.	261,438	1,934,641
Regal Real Estate Investment Trust	70,405	16,546

		26,427,550

TOTAL FINANCIAL		82,056,852

Industrial 11.54%
Arrow Electronics, Inc.(a)	78,000	1,743,300
Avnet, Inc.(a)	36,000	867,960
BE Aerospace, Inc.(a)(b)	118,691	3,018,312
Bombardier, Inc.	292,200	1,328,494
Chicago Bridge & Iron Co.(a)(b)	120,650	2,269,426
Crown Holdings, Inc.(a)(b)	125,600	3,145,024
Douglas Dynamics, Inc.(a)	13,400	154,100
Flowserve Corp.	4,200	356,160
Foster Wheeler AG(a)	84,500	1,779,570
Fosun International, Ltd.	577,500	407,897
General Cable Corp.(a)(b)	104,100	2,774,265
Golar LNG, Ltd.	18,915	186,691
Honeywell International, Inc.(b)	67,800	2,646,234
Jardine Strategic Holdings, Ltd.	39,314	818,517
Julio Simoes Logistica S.A.(a)	257,000	1,167,535
Landstar System, Inc.	11,700	456,183
Louisiana-Pacific Corp.(a)	54,220	362,732
Magal Security Systems, Ltd.(a)	308,766	842,931
McDermott International, Inc.(a)	23,820	515,941
Owens-Illinois, Inc.(a)	83,203	2,200,719
Rheinmetall AG	6,700	386,264
Terex Corp.(a)	27,163	509,035
Tiger Airways Holdings, Ltd.(a)(c)	85,300	110,945
TransDigm Group, Inc.	28,997	1,479,717
Zhuzhou CSR Times Electric Co., Ltd.	64,000	136,763

		29,664,715

Technology 6.17%
Apple, Inc.(a)	13,065	3,286,239
CA, Inc.	20,500	377,200
Fiserv, Inc.(a)	17,000	776,220
Intel Corp.(b)	163,400	3,178,130
Kingboard Chemical Holdings, Ltd.	67,168	291,551
Microsoft Corp.	267,953	6,165,599
Seagate Technology (a)	98,507	1,284,531
Western Digital Corp.(a)	17,100	515,736

		15,875,206

Utilities 9.60%
AES Tiete S.A.	37,470	428,466
Alliant Energy Corp.	35,000	1,110,900
American Electric Power Co., Inc.	60,000	1,938,000
Calpine Corp.(a)(b)	445,316	5,664,420
Centrais Eletricas Brasileiras S.A.	30,700	409,900
Constellation Energy Group, Inc.	30,000	967,500
DPL, Inc. (b)	95,500	2,282,450
Duke Energy Corp.(b)	220,000	3,520,000

EDP - Energias do Brasil S.A.(c)	24,700	485,105
NV Energy, Inc.(b)	235,000	2,775,350
PG&E Corp.(b)	124,000	5,096,400

		24,678,491

TOTAL COMMON STOCKS
(Cost $255,693,399)		259,901,284

EXCHANGE TRADED FUNDS 4.48%
iShares iBoxx $ High Yield Corporate Bond Fund(b)	43,982	3,734,072
SPDR Gold Trust(a)	63,900	7,775,352

		11,509,424

TOTAL EXCHANGE TRADED FUNDS
(Cost $9,659,869)		11,509,424

RIGHTS & WARRANTS 0.01%
Bank of Communications Co., Ltd., Rights (exercisable 06/24/2010 - 07/09/2010, subscription price 5.14 HKD) (a)	61,200	24,521
Kingboard Chemical Holdings, Ltd., Warrants (exercisable 05/05/2010 - 10/31/2012, subscription price 40.00 HKD) (a)	6,717	2,648

		27,169

TOTAL RIGHTS & WARRANTS
(Cost $0)		27,169

Description and Maturity Date	Coupon Rate	Principal Amount	Value
CORPORATE BONDS 17.18%
ACE INA Holdings, Inc.
02/15/2017	5.700%	$300,000	$329,123
Adaro Indonesia PT
10/22/2019(e)	7.625%	750,000	761,250
Alliant Techsystems, Inc.
04/01/2016	6.750%	975,000	960,375
American Axle & Manufacturing, Inc.
03/01/2017	7.875%	755,000	658,738
Aon Corp.
12/14/2012	7.375%	475,000	526,972
Arrow Electronics, Inc.
04/01/2020	6.000%	400,000	414,424
ArvinMeritor, Inc.
03/15/2018	10.625%	640,000	681,600
AT&T, Inc.
02/15/2019	5.800%	875,000	987,690
Ball Corp.
03/15/2018	6.625%	950,000	954,750
Bank of America Corp.
05/15/2014	7.375%	1,000,000	1,121,996
12/01/2017	5.750%	200,000	207,853
BE Aerospace, Inc.
07/01/2018	8.500%	725,000	763,062
Bombardier, Inc.
05/01/2034(c)	7.450%	825,000	771,375
BorgWarner, Inc.
10/01/2019	8.000%	550,000	630,632
Burlington Northern Santa Fe Corp.
05/01/2017	5.650%	600,000	671,989

CITIC Resources Holdings, Ltd.
05/15/2014(e)	6.750%	650,000	643,500
Computer Sciences Corp.
03/15/2018	6.500%	500,000	558,607
The Connecticut Light & Power Co.
Series 09-A, 02/01/2019	5.500%	500,000	557,209
Constellation Brands, Inc.
09/01/2016	7.250%	1,175,000	1,191,156
Crown Americas LLC / Crown Americas Capital Corp. II
05/15/2017(c)	7.625%	1,100,000	1,144,000
Devon Financing Corp. ULC
09/30/2011	6.875%	425,000	453,921
Eaton Vance Corp.
10/02/2017	6.500%	1,015,000	1,156,635
Enbridge Energy Partners LP
03/01/2019	9.875%	575,000	757,259
Felcor Lodging LP
10/01/2014	10.000%	700,000	735,000
Florida Power Corp.
06/15/2018	5.650%	500,000	569,687
Ford Motor Credit Co. LLC
10/01/2014	8.700%	1,400,000	1,460,862
Forest Oil Corp.
06/15/2019(b)	7.250%	1,000,000	970,000
General Cable Corp.
04/01/2017	7.125%	1,050,000	1,044,750
Genworth Financial, Inc.
06/15/2020	7.700%	670,000	670,883
Gol Finance
04/03/2017	7.500%	100,000	99,000
The Goodyear Tire & Rubber Co.
05/15/2016	10.500%	1,100,000	1,201,750
Hanesbrands, Inc.
12/15/2016	8.000%	675,000	687,656
Hasbro, Inc.
03/15/2040	6.350%	100,000	102,356
Iron Mountain, Inc.
01/01/2016	6.625%	975,000	962,812
JPMorgan Chase & Co.
04/23/2019	6.300%	1,050,000	1,188,824
Lear Corp.
03/15/2018	7.875%	950,000	957,125
National Oilwell Varco, Inc.
Series B, 08/15/2015	6.125%	1,000,000	1,033,924
Newfield Exploration Co.
09/01/2014	6.625%	400,000	404,500
05/15/2018	7.125%	700,000	696,500
Patriot Coal Corp.
04/30/2018	8.250%	510,000	493,425
Petrohawk Energy Corp.
06/01/2015	7.875%	1,100,000	1,108,250
Pioneer Natural Resources Co.
03/15/2017	6.650%	1,025,000	1,036,028
Provident Cos., Inc.
07/15/2018	7.000%	675,000	719,027
Range Resources Corp.
05/15/2019	8.000%	810,000	849,488
Rearden G Holdings EINS GmbH
03/30/2020(c)	7.875%	685,000	695,275
Roche Holdings, Inc.
03/01/2019(c)	6.000%	500,000	583,855
Silgan Holdings, Inc.

08/15/2016	7.250%	650,000	669,500
Spirit Aerosystems, Inc.
10/01/2017	7.500%	850,000	837,250
Star Energy Geothermal Wayang Windu, Ltd.
02/12/2015(c)	11.500%	675,000	702,000
Starwood Hotels & Resorts Worldwide, Inc.
05/15/2018(b)	6.750%	1,100,000	1,105,500
TAM Capital 2, Inc.
01/29/2020(e)	9.500%	775,000	776,938
Tenneco, Inc.
11/15/2015	8.125%	75,000	75,750
Terex Corp.
11/15/2017	8.000%	935,000	869,550
Torchmark Corp.
06/15/2016	6.375%	425,000	445,342
The Travelers Cos., Inc.
05/15/2018	5.800%	435,000	478,187
TRW Automotive, Inc.
03/15/2014(c)	7.000%	925,000	920,375
Tyco International Finance S.A.
01/15/2019	8.500%	725,000	939,496
Weatherford International, Ltd.
03/01/2019	9.625%	980,000	1,182,638

TOTAL CORPORATE BONDS
(Cost $41,283,963)			44,177,619

ASSET/MORTGAGE BACKED SECURITIES 0.59%
Freddie Mac REMICS
Series 2007-3271, Class AS, 02/15/2037(f)	36.722%	999,154	1,086,062
Government National Mortgage Association (GNMA)
Series 2007-37, Class SA, 03/20/2037(f)	20.922%	333,996	342,529
Series 2007-37, Class SB, 03/20/2037(f)	20.922%	93,665	95,175

TOTAL ASSET/MORTGAGE BACKED SECURITIES
(Cost $1,385,663)			1,523,766

FOREIGN GOVERNMENT BONDS 0.53%
Brazilian Government International Bond
01/05/2016	12.500%	2,200,000	1,362,050
TOTAL FOREIGN GOVERNMENT BONDS
(Cost $1,309,288)			1,362,050

GOVERNMENT & AGENCY OBLIGATIONS 28.68%
U.S. Treasury Bonds
08/15/2018	4.000%	23,600,000	25,982,137
08/15/2019	3.625%	16,250,000	17,200,885
11/15/2019	3.375%	9,000,000	9,331,173
05/15/2039	4.250%	19,000,000	20,140,000
08/15/2039	4.500%	1,000,000	1,104,219

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $71,358,876)			73,758,414

	Expiration Date	Exercise Price	Number of Contracts	Value
PURCHASED OPTIONS 11.52%

Purchased Call Options 0.04%
Halliburton Co.	January, 2011	$ 30.00	570	90,630

TOTAL PURCHASED CALL OPTIONS

(Cost $347,921)				90,630

Purchased Put Options 11.48%
iShares MSCI Brazil	September, 2010	58.00	1,520	524,400
iShares MSCI Brazil	September, 2010	62.00	380	190,000
Oil Services HOLDRs	August, 2010	100.00	190	179,075
S&P 500 Index	August, 2010	1,100.00	800	6,840,000
S&P 500 Index	September, 2010	1,050.00	455	3,048,500
S&P 500 Index	September, 2010	1,150.00	75	987,750
S&P 500 Index	September, 2010	1,175.00	570	8,715,300
S&P 500 Index	December, 2010	1,150.00	590	9,032,900

TOTAL PURCHASED PUT OPTIONS
(Cost $18,760,496)				29,517,925

TOTAL PURCHASED OPTIONS
(Cost $19,108,417)				29,608,555

			Shares/ Principal Amount	Value
SHORT-TERM INVESTMENTS 7.66%
Money Market Fund
Dreyfus Treasury Prime Money Market Fund (0.000% 7-day yield)(g)			2,210,495	2,210,495

U.S. Treasury Bills
United States Treasury Bills, Discount Notes
08/05/2010, 0.105%(h)			10,500,000	10,498,919
12/16/2010, 0.204%(h)			7,000,000	6,993,630

TOTAL SHORT-TERM INVESTMENTS
(Cost $19,703,047)				19,703,044

Total Investments - 171.71%*
(Cost $419,502,522)				441,571,325

Liabilities in Excess of Other Assets - (71.71%)				(184,403,968)

NET ASSETS - 100.00%				$257,167,357

SCHEDULE OF OPTIONS WRITTEN	Expiration Date	Exercise Price	Number of Contracts	Value
Call Options Written
Halliburton Co.	January, 2011	$45.00	570	$(3,705)

TOTAL CALL OPTIONS WRITTEN
(Premiums received $79,238)				(3,705)

Put Options Written

iShares MSCI Brazil	September, 2010	48.00	1,520	(198,360)
iShares MSCI Brazil	September, 2010	55.00	380	(98,990)
Oil Services HOLDRs	August, 2010	85.00	190	(58,900)
S&P 500 Index	August, 2010	950.00	800	(1,840,000)
S&P 500 Index	September, 2010	950.00	455	(1,483,300)
S&P 500 Index	September, 2010	1,000.00	75	(351,000)
S&P 500 Index	September, 2010	1,120.00	570	(6,195,900)
S&P 500 Index	December, 2010	1,050.00	590	(5,616,800)

TOTAL PUT OPTIONS WRITTEN
(Premiums received $9,394,814)				(15,843,250)

TOTAL OPTIONS WRITTEN
(Premiums received $9,474,052)				$(15,846,955)

SCHEDULE OF SECURITIES SOLD SHORT(a)	Shares	Value
Common Stocks
American International Group, Inc.	(16,000)	$(551,040)
AvalonBay Communities, Inc.	(3,669)	(342,575)
Avery Dennison Corp.	(22,900)	(735,777)
Berkshire Hathaway, Inc.	(39,950)	(3,183,615)
BP PLC - ADR	(87,477)	(2,526,336)
Cie Generale d’Optique Essilor International S.A.	(9,100)	(545,047)
Concho Resources, Inc.	(5,500)	(304,315)
Deutsche Bank AG	(14,070)	(790,171)
Diamond Offshore Drilling, Inc.	(15,816)	(983,597)
Genuine Parts Co.	(34,215)	(1,349,782)
Health Management Associates, Inc.	(38,641)	(300,241)
IDEXX Laboratories, Inc.	(6,000)	(365,400)
Kohl’s Corp.	(8,500)	(403,750)
Macy’s, Inc.	(41,100)	(735,690)
Medco Health Solutions, Inc.	(7,100)	(391,068)
MGM Resorts International	(152,300)	(1,468,172)
Noble Corp.	(6,000)	(185,460)
PetSmart, Inc.	(8,700)	(262,479)
Pioneer Natural Resources Co.	(5,500)	(326,975)
POSCO - ADR	(2,576)	(242,968)
Quest Diagnostics, Inc.	(24,200)	(1,204,434)
Rowan Cos., Inc.	(9,263)	(203,230)
Seahawk Drilling, Inc.	(2,355)	(22,891)
VCA Antech, Inc.	(8,000)	(198,080)
WW Grainger, Inc.	(10,400)	(1,034,280)

		(18,657,373)

EXCHANGE TRADED FUNDS
iShares Russell 2000 Index Fund	(125,000)	(7,635,000)
Vanguard REIT ETF	(181,326)	(8,429,846)

		(16,064,846)

TOTAL SECURITIES SOLD SHORT (Proceeds $33,117,994)		$(34,722,219)

Abbreviations:

ADR - American Depositary Receipt

AG-Aktiengesellschaft is a German acronym on company names meaning Public Company

ETF - Exchange Traded Fund

GmbH - a form of a limited liability corporation common in German-speaking countries

HKD - Hong Kong Dollar

HOLDRs - Holding Company Depository Receipts

LLC - Limited Liability Company

LP - Limited Partnership

MSCI - Morgan Stanley Capital International

PLC - Public Limited Company

PT - equivalent to Public Limited Company in Indonesia

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

S.A. - Generally designates corporations in various countries, mostly those employing the civil law

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

ULC - Unlimited Liability Company

*	All securities are being held as collateral for borrowings, written options and/or short sales as of June 30, 2010.
(a)	Non-Income Producing Security.
(b)	Loaned security; a portion or all of the security is on loan at June 30, 2010.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2010, these securities had a total value of $9,605,923 or 3.74% of net assets.
(d)	Fair valued security; valued in accordance with procedures approved by the Fund’s Board of Trustees. As of June 30, 2010, these securities had a total value of $134,979 or 0.05% of total net assets.
(e)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of June 30, 2010, the aggregate market value of those securities was $2,181,688, representing 0.85% of net assets.
(f)	Floating or variable rate security - rate disclosed as of June 30, 2010.
(g)	Less than 0.0005%
(h)	Discount at purchase.

For Fund compliance purposes, the Fund’s industry classifications refer to any one of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Quarterly Statement of Investments.

Income Tax Information:
Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:
As of June 30, 2010
Gross appreciation (excess of value over tax cost)	$44,922,329
Gross depreciation (excess of tax cost over value)	(27,074,702)
Net unrealized appreciation	$17,847,627

Cost of investments for income tax purposes	$423,723,698

CLOUGH GLOBAL EQUITY FUND 6.30.10 NQ – NOTE TO FINANCIALS

1. SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Clough Global Equity Fund (the “Fund”) is a closed–end management investment company that was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated January 25, 2005. The Fund is a non–diversified series with an investment objective to provide a high level of total return. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.

Security Valuation: The net asset value per share of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by the Fund at times when the Fund is not open for business. As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund. Securities held by the Fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over–the–counter market, at the mean of the bid and asked prices on such day. Debt securities for which the over–the–counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services at the mean between the latest available bid and asked prices. As authorized by the Trustees, debt securities (other than short–term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional–size trading units of securities. Short–term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value. Over–the–counter options are valued at the mean between bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange–traded options are valued at closing settlement prices. Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees.

Foreign Securities: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing forward foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Fund’s Statement of Assets and Liabilities as a receivable or a payable and in the Fund’s Statement of Operations with the change in unrealized appreciation or depreciation. There were no outstanding foreign currency contracts for the Fund as of March 31, 2010.

Fair Valuation: If the price of a security is unavailable in accordance with the Fund’s pricing procedures, or the price of a security is unreliable, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined pursuant to procedures adopted by the Board of Trustees. For this purpose, fair value is the price that the Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that the Fund could actually receive on a sale of the security. As of June 30, 2010, securities which have been fair valued represented 0.05% of the Fund’s net assets.

A three–tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	-	quoted prices in active markets for identical investments
Level 2	-	Significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.)

Level 3	-	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value:

Clough Global Equity Fund

Assets:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$259,766,305	$–	$134,979	$259,901,284
Exchange Traded Funds	11,509,424	–	–	11,509,424
Rights & Warrants	27,169	–	–	27,169
Corporate Bonds	–	44,177,619	–	44,177,619
Asset/Mortgage Backed Securities	–	1,523,766	–	1,523,766
Foreign Government Bonds	1,362,050	–	–	1,362,050
Government & Agency Obligations	73,758,414	–	–	73,758,414
Purchased Options	29,608,555	–	–	29,608,555
Short-Term Investments	19,703,044	–	–	19,703,044
TOTAL	$395,734,961	$45,701,385	$134,979	$441,571,325

Other Financial Instruments*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Options Written	$(15,846,955)	$–	$–	$(15,846,955)
Securities Sold Short	(34,722,219)	–	–	(34,722,219)
TOTAL	$(50,569,174)	$–	$–	$(50,569,174)

*For detailed Industry descriptions, see the accompanying Statement of Investments.

Clough Global Equity Fund

Investments in Securities	Balance as of March 31, 2010	Realized gain (loss)	Change in unrealized appreciation/ (depreciation)	Net purchases (sales)	Transfers in and/or out of Level 3	Balance as of June 30, 2010
Common Stocks	$ -	$ -	$ -	$ -	$134,979	$134,979
Total	$ -	$ -	$ -	$ -	$134,979	$134,979

There were no significant transfers between Level 1 and Level 2 securities during the three-month period ended June 30, 2010.

Options: The Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non–income producing securities.

Written option activity for the three months ended June 30, 2010 was as follows:

Written Call Options	Contracts		Premiums
Outstanding, March 31, 2010	1,522		$741,677
Positions opened	—		—
Exercised	—		—
Expired	(952)		(662,439)
Closed	—	—
Outstanding, June 30, 2010	570		$79,238

Market Value, June 30, 2010			$3,705

Written Put Options	Contracts	Premiums
Outstanding, March 31, 2010	1,762	$3,474,257
Positions opened	6,060	10,992,803
Exercised	—	—
Expired	(1,762)	(3,474,257)
Closed	(1,480)	(1,597,989)
Outstanding, June 30, 2010	4,580	$9,394,814

Market Value, June 30, 2010		$15,843,250

Short Sales: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Item 2 - Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL EQUITY FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	August 26, 2010

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	August 26, 2010